CONTRACTUAL TRANSMISSION ASSETS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	R$ 61,052,210	R$ 59,514,968
Additions resulting from acquisitions	1,049,923
Construction revenue	2,960,792	1,494,307
Financial income	7,136,080	7,901,256
Regulatory remeasurements - Transmission Contracts	(12,144)	365,178
Transfers	(21,778)	20,762
Amortization	(10,952,745)	(8,244,261)
Balance at end of period	R$ 61,212,338	61,052,210
Discount rate for renewed contracts awarded (as a percent)	8.08%
Average discount rate for renewed contracts (as a percent)	7.51%
Current contract assets from right to the consideration originated by the non-depreciated infrastructure of RBSE	R$ 31,803,983
Furnas [Member]
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	24,763,617	24,494,418
Additions resulting from acquisitions	1,049,923
Construction revenue	1,249,585	480,112
Financial income	2,931,600	3,252,503
Regulatory remeasurements - Transmission Contracts		19,874
Amortization	(4,822,141)	(3,483,290)
Balance at end of period	25,172,584	24,763,617
Chesf
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	18,860,799	18,128,156
Construction revenue	709,311	605,344
Financial income	2,201,144	2,403,532
Regulatory remeasurements - Transmission Contracts	184	228,155
Amortization	(3,313,874)	(2,504,388)
Balance at end of period	18,457,564	18,860,799
Eletronorte
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	10,773,184	10,607,255
Construction revenue	642,678	143,735
Financial income	1,271,975	1,399,382
Regulatory remeasurements - Transmission Contracts	(350)	21,890
Amortization	(1,797,801)	(1,399,078)
Balance at end of period	10,889,686	10,773,184
CGT Eletrosul
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	6,654,610	6,285,139
Construction revenue	359,218	265,116
Financial income	731,361	845,839
Regulatory remeasurements - Transmission Contracts	(11,978)	95,259
Transfers	(21,778)	20,762
Amortization	(1,018,929)	(857,505)
Balance at end of period	R$ 6,692,504	R$ 6,654,610